Payables and Other Current Liabilities - Composition of Payables And Other Current Liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2023	Jan. 01, 2023	Dec. 31, 2022
Trade And Other Payables [Line Items]
Payables	€ 12,138	€ 11,821
Trade payables	7,693	7,348
Payables to suppliers of property, plant and equipment	2,763	2,841
Current portion of non-current borrowings	218	248	€ 248
Other payables	1,176	1,088	1,088
Dividends pending payment	166	203
Payables and other liabilities to associates and joint ventures (Notes 21 and 22)	122	93
Other current liabilities	1,819	1,689
Contract liabilities (Note 23)	1,035	1,038
Deferred revenue	98	102
Advances received	465	350
Short-term insurance and reinsurance contracts liabilities	197	198
Short-term insurance and reinsurance contracts liabilities and other liabilities to associates and joint ventures (Note 10)	24	1
Payables and other current liabilities	€ 13,957	€ 13,510	13,509
Previously stated
Trade And Other Payables [Line Items]
Payables			12,018
Trade payables			7,545
Payables to suppliers of property, plant and equipment			2,841
Current portion of non-current borrowings			248
Other payables			1,088
Dividends pending payment			203
Payables and other liabilities to associates and joint ventures (Notes 21 and 22)			93
Other current liabilities			1,491
Contract liabilities (Note 23)			1,038
Deferred revenue			102
Advances received			350
Short-term insurance and reinsurance contracts liabilities			0
Short-term insurance and reinsurance contracts liabilities and other liabilities to associates and joint ventures (Note 10)			1
Payables and other current liabilities			13,509
Increase (decrease) due to changes in accounting policy required by IFRSs
Trade And Other Payables [Line Items]
Payables			(197)
Trade payables			(197)
Payables to suppliers of property, plant and equipment			0
Current portion of non-current borrowings			0
Other payables			0
Dividends pending payment			0
Payables and other liabilities to associates and joint ventures (Notes 21 and 22)			0
Other current liabilities			198
Contract liabilities (Note 23)			0
Deferred revenue			0
Advances received			0
Short-term insurance and reinsurance contracts liabilities			198
Short-term insurance and reinsurance contracts liabilities and other liabilities to associates and joint ventures (Note 10)			0
Payables and other current liabilities			€ 1